N-2	Oct. 09, 2025
Cover [Abstract]
Entity Central Index Key	0001756404
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Principal Real Asset Fund
Other Annual Expenses [Abstract]
Purpose of Fee Table , Note [Text Block]	FEE TABLE AND SUMMARY Under Summary of Fund Expenses, please replace footnote 3 with the following:
Acquired Fund Fees and Expenses, Note [Text Block]
Acquired Fund Fees and Expenses (“AFFE”) include certain of the fees and expenses incurred indirectly by the Fund because of its investments in shares of investment companies and interests in certain Private Funds. Although Private Funds are not investment companies registered under the 1940 Act, some of these Private Funds would be investment companies but for Sections 3(c)(1) and 3(c)(7) of the 1940 Act (collectively, the “3(c)(1) and 3(c)(7) Private Funds”). AFFE includes certain of the fees and expenses, such as management fees, audit, and legal expenses (“Operating Costs”), incurred indirectly by the Fund through its investments in shares of investment companies and interest in 3(c)(1) and 3(c)(7) Private Funds (based on information provided by the managers of such 3(c)(1) and 3(c)(7) Private Funds). AFFE excludes, however, the Operating Costs incurred by the Fund through its direct and indirect investments in interests of Private Funds that are not 3(c)(1) and 3(c)(7) Private Funds (e.g., entities relying on Section 3(c)(5)(C) (i.e. REITs) or 3(c)(6) of the 1940 Act or Rule 3a-1 under the 1940 Act (the “Excluded Private Funds”)). Some of the 3(c)(1) and 3(c)(7) Private Funds may charge performance fees, which are typically based on a Private Fund’s realized and, in certain cases, unrealized annual returns greater than a minimum annual return provided to the investors before the general partner or managing member of the Private Fund might share in any returns. Because these fees are based on the performance of the 3(c)(1) and 3(c)(7) Private Funds, which may fluctuate over time, future AFFE may be substantially higher or lower. The calculation of AFFE is based on the Fund's average net assets of approximately $150 million for the fiscal year ended March 31, 2025 and assumes investments in shares of investment companies and interests of 3(c)(1) and 3(c)(7) Private Funds of approximately 56% of the Fund's net assets. These allocations may change substantially over time and such changes may significantly affect AFFE. As of March 31, 2025, approximately 35% of the Fund's average net assets were invested in Excluded Private Funds either directly or indirectly. If the estimated Operating Costs of such Excluded Private Funds (which equal approximately 0.91% of the Fund's net assets) were included in AFFE, the Fund's Total Annual Operating Expenses would equal 2.44% for Class Y, 2.64% for Institutional Class and 2.94% for Class A shares.